Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net (loss)/income	$ (2,682,389)	$ 895,932	$ 3,104,267	$ 3,140,068	$ 10,887,689
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation of vessels and equipment	1,847,689	1,853,833	3,701,462	3,651,694	3,464,821
Amortization of debt issuance cost	21,090	32,838	59,959	50,425	71,397
Amortization of deferred dry-docking cost	321,704	137,375	277,288	278,194	159,822
Amortization of operating lease right-of-use assets	1,560,385	1,498,080	3,026,967	2,905,872	2,789,731
Income (Loss) from short-term investment	20,597		(100,869)
Amortization of discount for long-term payable	17,521	50,827	67,350	84,585
Interest expense on convertible notes	392,605
Changes in operating assets and liabilities:
Accounts receivable	(1,126)	261,821	663,242	(156,792)	(103,889)
Accounts receivable-related parties	1,013,315		(881,373)	(136,942)
Prepayments and other assets	(8,173,385)	(85,424)	266,716	(153,168)	49,856
Accounts payable	(171,027)	14,152	(552,292)	133,121	85,810
Contract liabilities-related party	64,235		219,916	25,612	107,192
Accrued expenses and other liabilities	125,641	(21,911)	784,203	259,055	(126,970)
Due from related parties	(80,926)	106,889	(75,029)	234,120	(637,438)
Due to related parties	(50,612)	94,383	1,553	(424,612)	(389,929)
Long-term deposit				(500,000)
Operating lease liabilities	(1,437,353)	(1,656,638)	(3,161,875)	(2,913,790)	(2,788,998)
Net cash (used in)/provided by operating activities	(7,212,036)	3,182,157	7,401,485	6,477,442	13,569,094
Cash flows from investing activities:
Purchase of time deposit through a related party				(500,000)	(21,500,000)
Withdraw of time deposit through a related party				12,500,000	9,500,000
Payment for dry-docking cost				(818,697)
Short-term investment			(10,200,000)
Purchase of long-lived assets	(1,316,711)	(546,901)	(1,053,967)	(656,962)	(11,995,575)
Redemption of short-term investment	10,280,272
Net cash provided by/(used in) investing activities	8,963,561	(546,901)	(11,253,967)	10,524,341	(23,995,575)
Cash flows from financing activities:
Loan received from a third-party, net of debt issuance cost					9,485,000
Repayment of long-term loan	(828,144)	(828,144)	(1,656,288)	(2,986,048)	(1,900,000)
Financing lease liabilities-principal repayment	(1,694,418)	(1,626,284)	(3,387,164)	(3,242,237)	(3,229,300)
Dividends to shareholders				(11,800,000)	(3,869,368)
Borrowing receipt from a related party					3,400,000
Proceeds from initial public offering			10,634,261
Proceeds from private placement	192,060	1,350,000	1,350,000	1,649,985
Payment of loan deposit					(475,000)
Proceeds from convertible note	1,972,889
Repayment of loan owing to related-party	(3,000,000)		(300,000)
Deferred IPO cost		(377,543)	(891,499)	(287,835)
Net cash used in financing activities	(3,357,613)	(1,481,971)	5,749,310	(16,666,135)	3,411,332
Net (decrease)/increase in cash	(1,606,088)	1,153,285	1,896,828	335,648	(7,015,149)
Cash at beginning of period	5,648,749	3,751,921	3,751,921	3,416,273	10,431,422
Cash at end of period	4,042,661	4,905,206	5,648,749	3,751,921	3,416,273
Supplemental disclosure information:
Cash paid for interest	562,952	1,051,307	1,603,765	2,344,212	2,309,052
Non-cash investing transactions:
Addition to fixed assets through long term account payable				1,405,544
Reclassification of deferred IPO cost to additional paid-in capital			1,193,313
Non-cash warrant issued for underwriter services and reclassified to additional paid-in capital			$ 386,644
Non-cash transactions:
Conversion of convertible note	275,000
Issuance of commitment shares and pre-delivery shares for convertible note	$ 1,972,889